Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 11,901,000	$ 12,480,000	$ 12,950,000
Capitalized interest, incremental and other internal costs	16,417,000	16,832,000
Additional capitalized interest and other costs	0	0
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Capitalized development costs of computer software	$ 4,500,000	$ 4,510,000